Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail) $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 123.6	$ 108.7
Other financial liabilities	145.3	166.4
Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	14.9	5.7
Other financial liabilities	12.3	59.7
Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	0.7	0.5
Other financial liabilities	$ 0.5	$ 0.5
USD/CAD [member] | Less than 12 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.366	1.3468
Notional amount	$ 600.6	$ 669.5
Other financial assets	9.3	4.1
Other financial liabilities	$ 0.2	$ 43.4
USD/CAD [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.3507	1.4407
Notional amount	$ 229.8	$ 639.3
Other financial assets	0.0	0.3
Other financial liabilities	$ 0.0	$ 0.0
USD/CAD [member] | Between 12 and 24 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.3705	1.3587
Notional amount	$ 147.8	$ 344.0
Other financial assets	3.9	0.0
Other financial liabilities	0.0	$ 12.2
USD/CAD [member] | Between 24 and 36 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate		1.3708
Notional amount		$ 103.1
Other financial assets		0.0
Other financial liabilities		1.2
Other currencies [member] | Less than 12 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	148.4	93.1
Other financial assets	1.6	1.4
Other financial liabilities	10.5	2.5
Other currencies [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	158.9	106.5
Other financial assets	0.0	0.2
Other financial liabilities	0.5	0.2
Other currencies [member] | Between 12 and 24 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	48.8	23.6
Other financial assets	0.1	0.2
Other financial liabilities	$ 1.6	$ 0.4
Euro/CAD [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.6154	1.5027
Notional amount	$ 281.2	$ 172.6
Other financial assets	0.7	0.0
Other financial liabilities	0.0	0.3
Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	15.6	6.2
Other financial liabilities	$ 12.8	$ 60.2